WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.3%
Alabama - 0.7%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,197,280
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,501,120
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	3,750,000	4,067,738	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	6,500,000	7,025,200	(c)

Total Alabama				17,791,338

Alaska - 0.1%
Alaska State Housing Finance Corp.:
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,115,550	(d)
State Capital Project, Series B	4.000%	12/1/36	750,000	833,543	(d)
State Capital Project, Series B	5.000%	12/1/37	750,000	918,397	(d)

Total Alaska				2,867,490

Arizona - 2.2%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/37	700,000	804,979
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	977,475
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	2,585,000	3,291,170	(d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,271,280	(a)(b)(e)
Intel Corp. Project	5.000%	6/3/24	8,900,000	10,215,954	(a)(b)(e)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,763,392	(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,675,080
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,459,895	(e)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,143,531	(e)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,066,303	(e)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,761,536
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,645,571

Total Arizona				54,076,166

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 15.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$3,000,000	$3,496,410
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,867,758
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,532,234
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,292,786
Series A, Refunding	5.000%	5/1/29	1,255,000	1,469,806
Series A, Refunding	5.000%	5/1/30	1,700,000	1,984,036
Series A, Refunding	5.000%	5/1/31	1,850,000	2,150,625
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	3.000%	4/1/24	3,000,000	3,083,610	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	2.800%	5/1/23	30,000,000	30,436,500	(a)(b)
California Health Facilities Financing Authority Revenue:
Stanford Hospital, Series A, Refunding	5.000%	11/15/25	20,000,000	21,037,400	(f)
Stanford Hospital, Series B, Refunding	5.000%	11/15/25	7,465,000	7,852,210	(f)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	1,000,000	1,237,080
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	1,250,000	1,522,288
UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	7,256,520
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	4,500,000	5,264,550	(e)
Senior Lien, LINXS APM Project	5.000%	12/31/34	4,550,000	5,432,200	(e)
California State Municipal Finance Authority, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,598,620

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	$8,190,000	$8,958,877	(c)(e)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	1,500,000	1,794,255	(c)
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	4,000,000	4,350,720
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,766,407
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,599,580
California State, GO:
Bid Group B, Refunding	5.000%	8/1/33	10,000,000	12,059,700
Various Purpose, Refunding	5.000%	4/1/28	7,000,000	8,961,120	(g)
Various Purpose, Refunding	5.000%	9/1/35	3,500,000	4,196,850
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,067,056
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,745,000	9,338,698	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	5,875,600
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,486,540
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,178,450
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,532,971
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,329,200
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,441,354
Los Angeles, CA, Department of Airports Revenue:
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,172,760	(e)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,169,780	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,230,990	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	2,080,426	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	$1,275,000	$1,559,733	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/37	1,775,000	2,163,370	(e)
Subordinated, Series C	5.000%	5/15/37	4,925,000	5,902,760	(e)
Subordinated, Series C	5.000%	5/15/38	2,500,000	2,988,450	(e)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series B, Refunding	5.000%	7/1/38	5,525,000	6,630,000
Series C	5.000%	7/1/36	6,450,000	7,912,086
Series C	5.000%	7/1/37	3,000,000	3,653,040
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	1,785,000	2,238,604
Series B, Refunding	5.000%	1/1/38	3,015,000	3,763,564
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/27	10,000,000	10,444,400
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	1,200,000	1,336,644	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,900,000	2,412,449
Series B	6.125%	11/1/29	18,000,000	22,890,240
Northern California Power Agency Revenue:
Lodi Energy Center, Series A	5.000%	6/1/20	2,000,000	2,072,020
Lodi Energy Center, Series A	5.000%	6/1/25	15,805,000	16,362,284	(f)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,176,500	(f)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,992,206
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	705,000	752,968
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,700,000	5,449,086	(f)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	7,877,562
Series A, Refunding	5.000%	10/1/37	1,500,000	1,882,245
Series A, Refunding	5.000%	10/1/43	3,000,000	3,699,720

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	$6,645,000	$8,347,981
Series A, Refunding	5.000%	8/1/35	3,115,000	3,899,513
Series A, Refunding	5.000%	8/1/36	1,000,000	1,245,910
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project, Refunding	5.250%	7/1/20	1,250,000	1,301,688
Procter & Gamble Project, Refunding	5.250%	7/1/21	1,000,000	1,082,060
San Bernardino City, CA, Unified School District:
COP, School Financing Project	5.000%	10/1/34	1,000,000	1,230,290
COP, School Financing Project	5.000%	10/1/35	1,500,000	1,838,970
San Francisco, CA, City & County Airport Comm-San Francisco International Airport, Series A	5.000%	1/1/34	1,000,000	1,223,300	(e)
San Mateo, CA, Foster City Public Financing Authority Revenue	4.000%	8/1/44	3,000,000	3,338,910
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,414,740
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/36	2,300,000	2,846,227
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/43	2,000,000	2,427,180
University of California, General Revenue, Refunding	5.000%	5/15/37	4,500,000	5,441,760

Total California				375,904,427

Colorado - 3.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	525,480
Colorado State Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc., Series A	5.250%	1/1/25	6,000,000	6,111,660
Sisters of Charity Leavenworth Health System Inc., Series B	5.250%	1/1/25	6,735,000	6,860,339
Sisters of Charity Leavenworth Health System Inc., Series B	5.000%	1/1/30	13,500,000	13,727,070

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	$4,800,000	$5,221,008	(e)
E-470 Public Highway Authority Revenue, CO:
Series C	5.250%	9/1/25	7,105,000	7,409,307
Series C	5.375%	9/1/26	3,000,000	3,131,280
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	14,210,000	15,769,263
Series 2008	6.250%	11/15/28	8,000,000	10,213,920
Regional Transportation District, CO, COP:
Series A	5.000%	6/1/25	9,135,000	9,437,551	(f)
Series A, Unrefunded	5.000%	6/1/25	865,000	892,049

Total Colorado				79,298,927

Connecticut - 1.2%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,361,082
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,336,640
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,933,800
Connecticut State, GO:
Series A	5.000%	4/15/28	3,700,000	4,589,221
Series A	5.000%	4/15/30	750,000	933,608
Series E	5.000%	10/15/34	2,900,000	3,398,684
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,109,450
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,507,200
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,735,678
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,471,532

Total Connecticut				29,376,895

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,101,122

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	$300,000	$313,056
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	543,340
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	537,120
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,657,695
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,807,600

Total District of Columbia				11,858,811

Florida - 5.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,075,588	(e)
Series 2017	5.000%	10/1/42	1,500,000	1,756,755	(e)
Series O, Refunding	5.000%	10/1/24	3,000,000	3,027,750
Series O, Refunding	5.375%	10/1/29	12,000,000	12,124,800
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,750,920
Series A, Refunding	5.000%	7/1/28	5,500,000	6,471,190
Series A, Refunding	5.000%	7/1/30	5,000,000	5,861,200
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,486,563
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,181,580
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	2,025,912
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,122,596
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects	6.000%	6/15/35	1,900,000	2,082,628	(c)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,335,420
Series A, Refunding	5.000%	10/1/27	3,000,000	3,490,380
Series A, Refunding	5.000%	10/1/28	1,000,000	1,160,450
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	5,267,750
Lee County, FL, Airport Revenue:
Series A, Refunding, AGM	5.000%	10/1/21	12,245,000	12,556,390	(e)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,203,440	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	$385,000	$402,560	(f)
Miami International Airport, Unrefunded	5.000%	10/1/29	4,615,000	4,819,583	(f)
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,482,640
Series B, Refunding	5.000%	7/1/25	3,730,000	4,287,560
Series B, Refunding	5.000%	7/1/26	1,700,000	1,948,863
Series B, Refunding	5.000%	7/1/27	2,350,000	2,686,779
Series B, Refunding	5.000%	7/1/28	1,000,000	1,141,780
Series B, Refunding	5.000%	7/1/30	2,500,000	2,860,950
Series B, Refunding	5.000%	7/1/31	2,750,000	3,135,385
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,207,241
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	749,376
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,188,073
Orange County, FL, Health Facilities Authority Revenue:
Hospital, Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,002,408
Hospital, Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,163,963
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,088,111
Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,151,295
Sterling Hill, FL, Community Development District, Special Assessment Revenue, Series B	5.500%	11/1/10	560,651	358,816	*(h)

Total Florida				133,656,695

Georgia - 1.8%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, Series A, NATL	5.000%	12/1/19	1,770,000	1,775,168
Zoo, Series A, NATL	5.000%	12/1/20	1,860,000	1,865,468
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,696,744
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	918,718
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,709,900

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	$1,600,000	$1,988,256
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,294,803
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	2.470%	12/1/23	18,150,000	18,000,807	(a)(b)
Main Street Natural Gas Inc., GA, Gas Supply Revenue:
Series A	5.250%	9/15/19	1,500,000	1,511,175
Series B	5.000%	3/15/21	7,110,000	7,490,385
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,279,060

Total Georgia				43,530,484

Illinois - 9.8%
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	1,870,000	2,083,517
Series C, Refunding	5.000%	12/1/24	2,500,000	2,764,525
Series C, Refunding	5.000%	12/1/25	1,000,000	1,121,900
Chicago, IL, Board of Education, Special Tax Revenue:
Dedicated Capital Improvement	5.000%	4/1/36	1,270,000	1,420,533
Dedicated Capital Improvement	5.000%	4/1/37	1,400,000	1,561,462
Dedicated Capital Improvement	5.000%	4/1/42	1,700,000	1,868,011
Chicago, IL, GO:
Series A	5.000%	1/1/40	7,075,000	7,804,291
Series A	5.000%	1/1/44	2,200,000	2,410,672
Series A, Refunding	5.000%	1/1/34	2,350,000	2,506,956
Series B	5.500%	1/1/30	3,975,000	4,448,701
Series B	5.500%	1/1/37	720,000	791,719
Series B, Refunding	5.500%	1/1/31	2,000,000	2,228,700
Series B, Refunding	5.500%	1/1/32	2,000,000	2,222,120
Series C, Refunding	5.000%	1/1/25	2,765,000	3,058,726
Series D, Refunding	5.500%	1/1/34	3,180,000	3,518,129

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	$1,235,000	$1,443,159
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,482,022
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,576,349
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,650,692
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,812,085
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,892,154
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,986,297
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,079,022
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,177,572
Chicago, IL, O’Hare International Airport Revenue:
General, Third Lien, Series B	5.000%	1/1/22	4,000,000	4,221,800	(f)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	8,911,888
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,486,880
Series A, Refunding	5.000%	1/1/33	2,000,000	2,261,420	(e)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,150,430
Series B, Refunding	5.000%	1/1/34	10,505,000	11,995,870
Series C	5.000%	1/1/30	6,010,000	6,870,632	(e)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,737,255	(e)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,819,003
Second Lien	5.000%	1/1/31	1,500,000	1,658,235
Second Lien	5.000%	1/1/32	1,000,000	1,102,120
Second Lien	5.000%	1/1/33	1,035,000	1,136,813
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,586,600
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,013,855
Second Lien Project	5.000%	11/1/31	2,000,000	2,253,100
Second Lien Project	5.000%	11/1/33	1,500,000	1,682,625
Second Lien Project	5.000%	11/1/34	1,000,000	1,119,570
Second Lien, Refunding	5.000%	11/1/29	1,000,000	1,191,610
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,420,680
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	659,120
Property Tax	5.000%	1/1/30	885,000	1,052,814
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	792,652

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	$5,000,000	$5,612,000
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,946,400
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,600,860
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	596,833
Series A, Refunding, AGM	5.000%	4/1/28	475,000	571,872
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,506,296
Series 2016	5.000%	1/1/35	4,665,000	5,113,446
Series 2016, Refunding	5.000%	2/1/26	9,620,000	10,940,922
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,505,888
Series A	5.000%	12/1/42	4,745,000	5,218,076
Series A, Refunding	5.000%	10/1/27	12,805,000	14,819,226
Series A, Refunding	5.000%	10/1/28	4,000,000	4,665,080
Series B, Refunding	5.000%	10/1/27	3,000,000	3,471,900
Series C	5.000%	11/1/29	2,800,000	3,209,192
Series D	5.000%	11/1/26	5,000,000	5,744,250
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Refunding	5.000%	12/15/28	2,000,000	2,301,820
McCormick Place Expansion Project, Refunding	5.000%	12/15/30	625,000	710,731
Regional Transportation Authority, IL, GO, Series A, Refunding	6.000%	7/1/29	12,990,000	16,841,925
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,094,733
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,434,050
Series C, Refunding	5.000%	3/15/26	1,800,000	2,063,286

Total Illinois				237,003,072

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 2.1%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	12/1/58	$2,750,000	$2,827,660	(d)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group	1.650%	12/1/42	2,500,000	2,504,800	(d)
Indiana State Finance Authority Revenue, Trinity Health, Series B, Refunding	5.000%	12/1/28	5,000,000	5,247,450	(f)
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp., Refunding	6.000%	12/1/19	12,000,000	12,160,440
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,969,540
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,634,800
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/38	1,000,000	1,120,060
Courthouse and Jail Project, Series A	4.000%	2/1/44	6,000,000	6,566,160
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,000,000	1,091,660	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,444,960

Total Indiana				51,567,530

Iowa - 0.4%
Iowa State Finance Authority Health Care Facilities Revenue:
Genesis Health System	5.000%	7/1/20	2,500,000	2,584,775
Genesis Health System	5.000%	7/1/21	3,025,000	3,132,781	(f)
Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,183,712
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,850,000	1,872,219

Total Iowa				8,773,487

Kansas - 0.2%
Kansas State Development Finance Authority Revenue:
Sisters of Charity of Leavenworth Health System	5.250%	1/1/25	2,605,000	2,654,651	(f)
Sisters of Charity of Leavenworth Health System, Unrefunded	5.250%	1/1/25	395,000	402,331
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	856,972

Total Kansas				3,913,954

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 1.3%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B	2.700%	11/10/21	$11,000,000	$11,242,660	(a)(b)
Owensboro Medical Health System Inc., Series A	5.250%	6/1/23	1,835,000	1,898,216	(f)
Kentucky State PEA, Gas Supply Revenue, Series B	4.000%	1/1/25	13,750,000	15,179,587	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,759,597
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,222,060

Total Kentucky				31,302,120

Louisiana - 0.7%
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,900,086
Refunding, AGM	5.000%	12/1/29	2,000,000	2,365,940
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,548,700	(a)(b)

Total Louisiana				15,814,726

Maryland - 1.4%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	1,750,000	1,919,102
Series A	4.000%	7/1/44	3,250,000	3,569,995
Maryland State EDC, EDR:
Terminal Project, Series B	5.375%	6/1/25	5,055,000	5,239,609	(f)
Transportation Facilities Project, Series A	5.125%	6/1/20	1,690,000	1,747,883	(i)
Transportation Facilities Project, Series A	5.375%	6/1/25	7,500,000	7,773,900	(f)
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	715,281
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,699,264
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,852,591
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,189,980
Prince George’s County, MD, GO, Series A	5.000%	7/15/29	5,250,000	6,838,282

Total Maryland				32,545,887

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 1.8%
Berkshire, MA, Wind Power Cooperative Corp. Revenue:
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	$500,000	$611,860
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/30	440,000	534,441
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,248,350
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,487,980
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,239,550
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,175,574	(d)
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	1,035,000	1,282,769	(d)
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,490,018	(d)
Dana-Farber Cancer Institute, Series S	5.000%	12/1/34	2,000,000	2,382,980
Foxborough Regional Charter, Refunding	5.000%	7/1/37	1,000,000	1,120,880
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,801,170
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,547,581
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,443,257
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,590,093
Wellforce Issue, Series A	5.000%	7/1/39	500,000	588,600
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation, AGC	6.000%	11/15/28	1,500,000	1,525,920	(f)
UMass Memorial Health Care Inc., Series G	5.000%	7/1/20	2,500,000	2,579,975
Massachusetts State Port Authority Revenue, Series A	5.000%	7/1/33	4,880,000	6,038,561	(e)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,724,290

Total Massachusetts				43,413,849

Michigan - 3.2%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,225,780
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,496,731

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	$7,700,000	$9,126,887
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,304,960
Michigan State Building Authority Revenue, Facilities Program, Series II, AGM	5.000%	10/15/26	5,000,000	5,054,700
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	7,780,000	8,177,325	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,249,060
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,310,860
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,774,875
Local Government Loan Program, Detroit, Water & Sewer Department, Series C	5.000%	7/1/33	1,500,000	1,732,500
Local Government Loan Program, Detroit, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,458,565
Local Government Loan Program, Detroit, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,248,967
Local Government Loan Program, Detroit, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	808,787
Trinity Health Corp., Series A, Prerefunded	5.000%	12/1/27	40,000	42,038	(f)
Trinity Health Corp., Series A, Unrefunded	5.000%	12/1/27	4,460,000	4,673,500
Michigan State Finance Authority, Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,652,952
Michigan State Strategic Fund Limited Obligation Revenue:
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,680,080	(e)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,375,759
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,880,129
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,268,180
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,140,960

Total Michigan				76,683,595

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, C-1, AGC	5.000%	2/15/30	$4,000,000	$4,074,400

Missouri - 0.6%
Kansas City, MO, Industrial Development Authority, Kansas City International Airport Terminal Modernization Project:
Series B	5.000%	3/1/35	3,250,000	3,943,745	(e)
Series B	5.000%	3/1/36	4,000,000	4,837,000	(e)
Series B	5.000%	3/1/37	1,500,000	1,807,200	(e)
Kansas City, MO, Industrial Development Authority, Senior Living Facilities Revenue, Kingswood Project, Refunding	5.750%	11/15/36	1,460,000	1,315,986	(c)
Missouri State Health Educational Facilities Authority Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,700,000	1,908,828

Total Missouri				13,812,759

Nebraska - 0.2%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	5,780,385

Nevada - 0.8%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,060,100
Humboldt County, NV, PCR, Idaho Power Co. Project, Refunding	5.150%	12/1/24	13,000,000	13,063,830

Total Nevada				19,123,930

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Series A2, Refunding	2.150%	7/1/27	1,500,000	1,511,250	(d)(e)

New Jersey - 6.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,131,800
Refunding, AGM	5.000%	11/1/27	1,500,000	1,689,990
Refunding, AGM	5.000%	11/1/29	1,500,000	1,677,000
Refunding, AGM	5.000%	11/1/31	1,000,000	1,112,270
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,361,620

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	$2,400,000	$2,649,264
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,904,875
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,448,620
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,806,842
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,136,520
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.500%	3/1/28	20,000,000	20,078,400	(b)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	13,024,237
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	12,161,453
New Jersey State EDA, Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,438,750
New Jersey State EDA, Special Facilities Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	3,060,000	3,076,402	(e)
New Jersey American Water Co., Series C, Refunding	5.100%	6/1/23	6,075,000	6,241,516	(e)
New Jersey American Water Co., Series E, Refunding	4.700%	12/1/25	6,750,000	6,992,055	(e)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,700,000	1,895,976	(e)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,744,448
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,317,480
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,378,116
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,500,000	1,726,230
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,607,925
Transportation System, Series B	5.250%	6/15/24	7,000,000	7,463,680

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	$9,000,000	$10,631,250
Series A, Refunding	5.000%	1/1/33	10,230,000	12,054,009
Series G, Refunding	5.000%	1/1/35	4,345,000	5,290,081
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,816,377
Series A, Refunding	5.000%	6/1/36	3,000,000	3,504,360

Total New Jersey				145,361,546

New Mexico - 0.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,195,678
Farmington, NM, PCR:
Arizona Public Service Co., Series B, Refunding	4.700%	9/1/24	16,000,000	16,592,000
Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,969,696	(a)(b)

Total New Mexico				19,757,374

New York - 10.2%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	34,516,658	(f)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	12,080,600
Long Island, NY, Power Authority, Series B, Refunding	5.000%	9/1/32	5,820,000	6,996,571
MTA, NY, Transportation Revenue:
Series D	5.000%	11/15/25	5,000,000	5,453,550	(f)
Series G	5.250%	11/15/22	6,000,000	6,335,760	(f)
Series G	5.250%	11/15/24	22,995,000	24,281,800	(f)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam at Harborside, Series A	5.875%	1/1/23	878,494	897,513
Amsterdam at Harborside, Series C	2.000%	1/1/49	104,441	16,972
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,682,830
Subordinated, Subseries FF-2, Refunding	4.000%	6/15/37	4,000,000	4,527,800

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	$2,500,000	$2,944,675
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,693,000
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,189,025
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	10,000,000	12,362,800
Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,344,330
State Supported, Series A	5.000%	3/15/40	6,000,000	7,147,020
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A	5.000%	2/15/43	5,810,000	6,823,438
Series A	5.000%	3/15/44	9,565,000	11,588,189
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,344,470
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,487,471
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	295,288
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,491,808
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	2,034,486
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	710,000	750,662	(e)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	3,885,000	4,087,914	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	11,250,000	13,462,425	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,114,370	(e)
New York State Transportation Development Corp., Special Facility Revenue:
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	14,175,505	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,465,280	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	$5,000,000	$5,836,050	(e)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,823,950	(e)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,932,700
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal, LLC Project	5.000%	12/1/20	1,365,000	1,409,704
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	2,982,009
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute, Series A	5.000%	9/1/30	3,000,000	3,111,870
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,473,130

Total New York				246,161,623

North Carolina - 0.9%
Charlotte, NC, COP, Convention Facilities Project, Series A	5.000%	6/1/44	2,380,000	2,908,955
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,382,040
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,871,625
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,244,320
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,678,140
North Carolina State Limited Obligation Revenue:
Series A	5.000%	5/1/31	4,215,000	5,358,698
Series A	5.000%	5/1/32	2,000,000	2,529,680
North Carolina State Turnpike Authority Revenue:
Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	596,465
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	350,000	412,664
Wake County, NC, Limited Obligation	4.000%	9/1/38	3,605,000	4,064,061

Total North Carolina				22,046,648

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.2%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	$2,250,000	$2,809,260
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,555,188
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,221,770

Total Ohio				5,586,218

Oklahoma - 0.0%
Payne County, OK, Economic Development Authority Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	1,625,000	585,000	*(j)

Oregon - 1.0%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/30	3,170,000	3,830,184
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/36	2,000,000	2,371,080
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,340,920
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/20	5,000,000	5,156,600
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,501,601
Port of Portland, OR, Airport Revenue, Series 24B	5.000%	7/1/42	1,530,000	1,775,229	(e)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,535,550
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,640,020

Total Oregon				25,151,184

Pennsylvania - 3.4%
Berks County, PA, Industrial Development Authority, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	460,532
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	425,524

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center, (SIFMA Municipal Swap Index Yield + 1.500%)	3.400%	7/1/22	$7,500,000	$7,576,725	(a)(b)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/30	2,290,000	2,788,579
Commonwealth of Pennsylvania, GO	5.000%	7/15/29	9,500,000	12,112,500
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	2,000,000	2,258,660
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	2,500,000	2,817,200
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,124,170
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,510,780
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	5,971,906	(f)
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,750,000	1,750,000	(a)(b)(d)(e)
Pennsylvania State Higher EFA Revenue, UPMC, Series E	5.000%	5/15/31	9,200,000	9,467,260
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.250%	12/1/31	6,750,000	7,388,280	(f)
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,565,949	(e)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,921,049	(e)
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,678,180
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,629,559
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,856,828

Total Pennsylvania				82,303,681

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 0.6%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	$3,410,000	$3,448,362
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	950,000	745,750	*(j)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	2,716,100	*(j)
Series TT	5.000%	7/1/37	4,750,000	3,728,750	*(j)
Series WW	5.500%	7/1/38	800,000	633,000	*(j)
Series XX	5.250%	7/1/40	3,250,000	2,559,375	*(j)
Series ZZ, Refunding	5.000%	7/1/18	250,000	194,063	*(h)
Series ZZ, Refunding	5.250%	7/1/25	370,000	291,375	*(j)

Total Puerto Rico				14,316,775

Rhode Island - 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	175,000	175,527
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,934,050
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,336,660
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,822,503

Total Rhode Island				7,268,740

South Carolina - 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	4,089,015
Refunding	5.000%	12/1/30	2,250,000	2,619,495
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,418,917	(e)
Series 2018	5.000%	7/1/37	2,000,000	2,390,560	(e)

Total South Carolina				12,517,987

Tennessee - 4.6%
Memphis-Shelby County, TN, Airport Authority Revenue:
Series C	5.000%	7/1/20	6,390,000	6,605,407	(e)
Series C	5.000%	7/1/21	4,795,000	5,114,203	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	$3,200,000	$3,814,848
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,788,210
Tennessee Energy Acquisition Corp., Gas Revenue:
Series A	5.250%	9/1/19	8,260,000	8,305,595
Series A	5.250%	9/1/20	31,000,000	32,185,130
Series A	5.250%	9/1/23	15,000,000	16,898,400
Series A	5.250%	9/1/24	6,885,000	7,929,042
Series C	5.000%	2/1/24	25,000,000	28,135,000

Total Tennessee				110,775,835

Texas - 11.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	777,465
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,087,112
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	829,262
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,210,125
Austin, TX, Airport System Revenue, Series 2014	5.000%	11/15/30	2,730,000	3,145,970	(e)
Bexar County, TX, Hospital District, GO:
GO	5.000%	2/15/29	1,500,000	1,885,215
GO	5.000%	2/15/30	2,000,000	2,494,360
GO	5.000%	2/15/31	2,250,000	2,784,825
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	11,336,900
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,312,600
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,839,200
Series A, Refunding	5.000%	12/1/35	5,000,000	5,874,650
Series A, Refunding	5.000%	12/1/36	4,250,000	4,978,067

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Frisco, TX, Independent School District:
Series D, Refunding	4.000%	8/15/41	$1,500,000	$1,681,410
Series D, Refunding	4.000%	8/15/42	1,100,000	1,229,140
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,161,202
Refunding	5.000%	2/1/26	2,000,000	2,088,780
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,051,570	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	732,660
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,467,810
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,500,000	1,782,030	(e)
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	5,346,090	(e)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,227,299	(e)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,734,200	(e)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,076,988
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,229,876
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,796,750
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,781,300
Hurst-Euless-Bedford, TX, Independent School District, GO	4.000%	8/15/41	1,000,000	1,112,780
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	545,000	546,586
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,479,013	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,862,282	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,447,543	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,443,581	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/ Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	293,110

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	$2,500,000	$2,953,125
First Tier, Series A, Refunding	5.000%	1/1/34	700,000	922,586
First Tier, Series A, Refunding	5.000%	1/1/35	400,000	530,768
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	592,235
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,540,252
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	19,931,080
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,527,480
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,244,030	(e)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,138,736	(e)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,217,955	(e)
Prosper, TX, ISD:
Unlimited Tax School Building, PSF - GTD	5.000%	2/15/41	3,290,000	4,035,975
Unlimited Tax School Building, PSF - GTD	5.000%	2/15/44	5,250,000	6,412,665
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,144,600
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	5,200,000	6,179,004
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,082,045
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	1,890,000	2,172,461
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,262,240
Refunding	4.000%	2/1/36	2,325,000	2,618,322
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	22,885,000	26,750,734
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/19	5,000,000	5,075,200
Series 2012	5.000%	12/15/20	5,750,000	6,019,157

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	$13,010,000	$15,670,675
University of Texas, TX, System Revenue, Series B	5.000%	8/15/29	9,500,000	12,307,345	(d)

Total Texas				266,456,421

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,508,625
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,565,000	3,591,738
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	750,000	740,625
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,650,000	3,650,000

Total U.S. Virgin Islands				9,490,988

Utah - 0.2%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,560,160	(e)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,466,532

Total Utah				5,026,692

Virginia - 1.0%
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,711,275
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,910,181	(e)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,947,879	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	3,146,152	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	4,201,663	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,565,932	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	5,091,745	(e)

Total Virginia				24,574,827

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.5%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	$5,000,000	$5,954,750
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	10,160,560
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	11,934,700
Port of Seattle, WA, Intermediate Lien Revenue, Series A	5.000%	5/1/36	4,000,000	4,703,720	(e)
Port of Seattle, WA, Revenue, Series B, Refunding	5.000%	9/1/24	2,300,000	2,469,832	(e)

Total Washington				35,223,562

West Virginia - 0.6%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,532,760	(a)(b)(e)
West Virginia State Higher Education Policy Commission Revenue, Higher Education Facilities, Series A	5.000%	4/1/26	6,440,000	6,619,418	(f)

Total West Virginia				13,152,178

Wisconsin - 1.5%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,888,558
Series A, Refunding	5.000%	11/1/32	2,000,000	2,295,600
Series A, Refunding	5.000%	11/1/33	2,000,000	2,290,720
Series A, Refunding	5.000%	11/1/34	2,000,000	2,279,760
Milwaukee County, WI, Airport Revenue:
Series B, Refunding	4.000%	12/1/21	1,700,000	1,716,235	(e)
Series B, Refunding	5.000%	12/1/22	1,345,000	1,363,252	(e)
Series B, Refunding	5.000%	12/1/23	1,000,000	1,013,490	(e)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,362,688	(c)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,500,000	1,554,000	(c)
Denver International Airport Great Hall Project	5.000%	9/30/37	2,410,000	2,802,541	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	$7,000,000	$8,271,690
Wisconsin State Health & Educational Facilities Authority Revenue, Children’s Hospital, Series B	5.500%	8/15/29	5,950,000	6,102,082	(f)

Total Wisconsin				35,940,616

Wyoming - 0.6%
Sweetwater County, WY, Pollution Control Revenue, Idaho Power Co. Project, Refunding	5.250%	7/15/26	14,000,000	14,070,140

TOTAL MUNICIPAL BONDS (Cost - $2,272,173,483)				2,394,551,334

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	6/15/22	7,867,991	7,896,001	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	6/15/22	4,425,745	4,441,501	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,293,736)				12,337,502

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	477,874	*(l)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,285,456,639)				2,407,366,710

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC - Wells Fargo Bank N.A.	1.700%	7/1/36	400,000	400,000	(n)(o)

New York - 0.2%
New York City, NY, HDC Revenue, 2 Gold Street, Series A, LIQ - FNMA, LOC - FNMA	1.900%	4/15/36	500,000	500,000	(n)(o)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Parkview II Apartments, Series A, LOC - Citibank N.A.	1.890%	12/1/37	1,000,000	1,000,000	(e)(n)(o)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.930%	6/1/36	$1,200,000	$1,200,000	(e)(n)(o)
New York State HFA Revenue, 250 West 93rd Street, Series 2005-A, LOC - Landesbank Hessen-Thuringen	1.880%	11/1/38	1,300,000	1,300,000	(e)(n)(o)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.850%	3/15/33	600,000	600,000	(n)(o)

Total New York				4,600,000

North Carolina - 0.2%
Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.820%	7/1/36	2,500,000	2,500,000	(n)(o)
North Carolina State Medical Care Commission, Novant Health Group, Series A, SPA - JPMorgan Chase	1.950%	11/1/34	1,500,000	1,500,000	(n)(o)

Total North Carolina				4,000,000

Pennsylvania - 0.0%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.900%	5/1/31	800,000	800,000	(n)(o)

Texas - 0.0%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System, Subseries C-1	1.950%	12/1/24	600,000	600,000	(n)(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,400,000)				10,400,000

TOTAL INVESTMENTS - 100.2% (Cost - $2,295,856,639)				2,417,766,710
Liabilities in Excess of Other Assets - (0.2)%				(5,424,245)

TOTAL NET ASSETS - 100.0%				$2,412,342,465

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The maturity principal is currently in default as of June 30, 2019.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	The coupon payment on these securities is currently in default as of June 30, 2019.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
UPMC	— University of Pittsburgh Medical Center

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

At June 30, 2019, the Fund had the following open futures contract:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	213	9/19	$36,490,858	$37,820,813	$(1,329,955)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,394,551,334	—	$2,394,551,334
Collateralized Mortgage Obligations	—	12,337,502	—	12,337,502
Statutory Trust Certificates	—	—	$477,874	477,874

Total Long-Term Investments	—	2,406,888,836	477,874	2,407,366,710

Short-Term Investments†	—	10,400,000	—	10,400,000

Total Investments	—	$2,417,288,836	$477,874	$2,417,766,710

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,329,955	—	—	$1,329,955

†	See Schedule of Investments for additional detailed categorizations.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Education - 10.0%
Gloucester County Improvement Authority:
Rowan University Project	5.000%	7/1/44	$2,110,000	$2,584,391
Rowan University Project	4.000%	7/1/48	2,000,000	2,213,480
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	2,000,000	2,291,140
New Jersey State EDA Revenue, Provident Group, Montclair Properties, State University Housing Project, AGM	5.000%	6/1/42	5,000,000	5,768,650
New Jersey State EFA Revenue, Stevens Institute of Technology, Series A	5.000%	7/1/47	2,750,000	3,199,872
New Jersey State Higher Education State, Student Assistance Authority Revenue:
Series A	5.000%	12/1/27	1,750,000	2,178,558
Series A	5.000%	12/1/28	675,000	847,294
Subordinate, Series 1B	5.000%	12/1/44	1,080,000	1,164,251	(a)

Total Education				20,247,636

Health Care - 16.6%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project	5.000%	6/1/36	2,885,000	3,038,078
Bancroft Neurohealth Project	5.000%	6/1/41	1,325,000	1,388,799
Crane’s Mill Project	5.000%	1/1/49	2,000,000	2,224,660
New Jersey State Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.250%	11/15/29	6,960,000	7,320,876
Hackensack Meridian Health	5.000%	7/1/39	1,750,000	2,068,623
St. Peter’s University Hospital	6.250%	7/1/35	3,000,000	3,201,180
University Hospital, Series A, AGM	5.000%	7/1/46	5,750,000	6,438,447
Virtua Health Inc.	5.750%	7/1/33	8,000,000	8,000,000

Total Health Care				33,680,663

Housing - 1.8%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,140,580
Provident Group, Kean Properties	5.000%	7/1/37	400,000	445,120
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	1,095,400

Total Housing				3,681,100

Industrial Revenue - 19.6%
Gloucester County, NJ, Pollution Control Financing Authority Revenue, Keystone Urban Renewal, Logan Generating, Refunding, Series A	5.000%	12/1/24	800,000	866,488	(a)

See Notes to Schedule of Investments.

1

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
New Jersey State EDA Revenue, Natural Gas, Refunding	2.450%	4/1/26	$2,000,000	$2,040,720	(a)(b)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	5,000,000	5,481,500	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,903,574	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	5,530,800	(a)
United Airlines Project	5.500%	6/1/33	2,000,000	2,231,160	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	13,000,000	13,738,270
Salem County, NJ, Pollution Control Financing Authority Revenue, Chambers Project, Series A	5.000%	12/1/23	5,000,000	5,386,800	(a)
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	400,000	446,892

Total Industrial Revenue				39,626,204

Leasing - 20.8%
New Jersey State EDA Revenue:
School Facilities Construction, Series DDD	5.000%	6/15/42	4,000,000	4,463,400
School Facilities Construction, Series NN, Refunding, State Appropriations	5.000%	3/1/29	7,000,000	7,612,220
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	6,942,780
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,000,000	1,150,820
Federal Highway Reimbursement, Refunding	5.000%	6/15/30	4,000,000	4,648,440
Transportation Program, Series AA Transportation Program, Series AA	5.000%	6/15/37	1,000,000	1,145,410
	5.250%	6/15/41	2,180,000	2,425,555
Transportation Program, Series AA	5.000%	6/15/45	3,015,000	3,305,224
Transportation Program, Series AA	5.000%	6/15/46	5,000,000	5,643,950
Transportation System, Series A	5.250%	12/15/23	2,000,000	2,286,620
Newark, NJ, Housing Authority Port Newark Marine Terminal Rental Revenue, Additional Newark Redevelopment Project, Refunding, NATL	5.250%	1/1/23	2,130,000	2,369,391

Total Leasing				41,993,810

Local General Obligation - 0.7%
East Orange, NJ, GO	4.000%	10/15/39	1,265,000	1,411,095

See Notes to Schedule of Investments.

2

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - 0.2%
New Jersey State EDA Revenue:
Department of Human Services, Pooled Financing	5.000%	7/1/22	$175,000	$175,509
Department of Human Services, Pooled Financing	5.200%	7/1/32	162,000	162,493

Total Other				338,002

Power - 0.4%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	350,000	274,750	*(c)
Series A	5.050%	7/1/42	80,000	62,800	*(c)
Series XX	5.250%	7/1/40	700,000	551,250	*(c)

Total Power				888,800

Pre-Refunded/Escrowed to Maturity - 2.7%
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/37	3,000,000	3,277,080	(d)
Catholic Health East, Prefunded	5.250%	11/15/29	2,040,000	2,147,549	(d)

Total Pre-Refunded/Escrowed to Maturity				5,424,629

Special Tax Obligation - 2.4%
New Jersey State EDA Revenue:
Cigarette Tax	5.000%	6/15/24	1,460,000	1,581,779
Cigarette Tax	5.000%	6/15/28	2,000,000	2,147,280
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,000,000	987,500
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	100,000	100,000

Total Special Tax Obligation				4,816,559

State General Obligation - 5.8%
New Jersey State, GO, Various Purpose	5.000%	6/1/27	10,000,000	11,727,000

Transportation - 17.6%
Delaware River, PA, Joint Toll Bridge Commission Revenue, Bridge System Revenue Bonds	5.000%	7/1/42	3,500,000	4,141,690
Delaware River, PA, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	308,577
Series A	5.000%	1/1/37	2,200,000	2,705,824
Series A	5.000%	1/1/38	2,500,000	3,064,675
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,674,315	(a)

See Notes to Schedule of Investments.

3

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
New Jersey State Turnpike Authority Revenue:
Series B	5.000%	1/1/40	$8,955,000	$10,717,881
Series G, Refunding	5.000%	1/1/35	3,000,000	3,652,530
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	1,000,000	1,048,100
Consolidated Series 194, Refunding	5.000%	10/15/41	7,080,000	8,293,937	(e)

Total Transportation				35,607,529

Water & Sewer - 0.1%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	290,000	293,262

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $188,536,471)				199,736,289

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Health Care - 0.2%
New Jersey State Health Care Facilities Financing Authority Revenue:
Southern Ocean County Hospital, LOC - Wells Fargo Bank N.A.	1.700%	7/1/36	100,000	100,000	(f)(g)
Subordinate, Series A-5, LOC - Wells Fargo Bank N.A.	1.700%	7/1/36	200,000	200,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $300,000)				300,000

TOTAL INVESTMENTS - 98.9% (Cost - $188,836,471)				200,036,289
Other Assets in Excess of Liabilities - 1.1%				2,259,443

TOTAL NET ASSETS - 100.0%				$202,295,732

See Notes to Schedule of Investments.

4

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)	The coupon payment on these securities is currently in default as of June 30, 2019.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	18	9/19	$3,083,734	$3,196,125	$(112,391)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

6

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$199,736,289	—	$199,736,289
Short-Term Investments†	—	300,000	—	300,000

Total Investments	—	$200,036,289	—	$200,036,289

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$112,391	—	—	$112,391

†	See Schedule of Investments for additional detailed categorizations.

8

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.1%
Education - 7.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	$2,040,000	$2,171,559
Tapestry Charter School Project, Series A	5.000%	8/1/37	500,000	549,425
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,204,465
Build NYC Resource Corp., NY, Revenue, Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,749,810
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Bard College, Series A-1, Refunding	5.000%	8/1/19	1,000,000	1,000,840
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,287,748
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,688,880
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,609,360
New York State Dormitory Authority Revenue:
New York University, NATL, Series A	5.750%	7/1/27	6,300,000	7,588,665
New York University, Series A, Refunding	5.000%	7/1/43	2,700,000	3,227,445
Non-State Supported Debt, Brooklyn Law School, Refunding	5.750%	7/1/33	1,750,000	1,750,000
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/39	1,000,000	1,125,440
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/44	1,000,000	1,121,220
Non-State Supported Debt, Skidmore College, Series A	5.500%	7/1/41	3,200,000	3,442,368
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/37	1,000,000	1,159,770
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/45	3,500,000	4,020,065
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	650,724

Total Education				42,347,784

See Notes to Schedule of Investments.

1

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - 7.2%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/21	$680,000	$729,341
Monroe County, NY, Industrial Development Corp., Insured Mortgage Revenue, Unity Hospital of Rochester Project, FHA	5.500%	8/15/40	9,000,000	9,562,680
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	2,042,197	331,857
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital, Refunding	5.000%	7/1/31	2,000,000	2,167,800
Winthrop University Hospital Association Project, Refunding	5.000%	7/1/32	1,750,000	1,885,870
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A	5.000%	2/15/30	15,000,000	15,316,650
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding	5.000%	7/1/31	2,000,000	2,477,020
Non-State Supported Debt, Mount Sinai Hospital, Series A	5.000%	7/1/26	5,000,000	5,173,050
Non-State Supported Debt, North Shore Long Island Jewish Medical Center, Series E	5.500%	5/1/33	3,000,000	3,008,160
United Cerebral Palsy, AMBAC	5.125%	7/1/21	205,000	205,072

Total Health Care				40,857,500

Housing - 1.4%
New York City, NY, HDC, MFH Revenue, Seaview Towers, Series A, LOC - FNMA	4.600%	7/15/26	5,865,000	5,876,319	(a)
New York State Housing Finance Agency Revenue, Affordable Housing, Series B	4.750%	11/1/36	1,000,000	1,018,230
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,148,310

Total Housing				8,042,859

Industrial Revenue - 18.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,529,668	(a)(b)
Glen Cove, NY, Local Economic Assistance Corp. Revenue, Garvies Point Public Improvement Project	5.000%	1/1/56	1,500,000	1,601,340
New York State Liberty Development Corp., Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	34,263,750

See Notes to Schedule of Investments.

2

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$1,520,000	$1,662,546	(b)
4 World Trade Center Project, Refunding	5.000%	11/15/44	3,000,000	3,213,360
4 World Trade Center Project, Refunding	5.750%	11/15/51	7,000,000	7,673,890
Second Priority, Bank of America Tower, Refunding	5.125%	1/15/44	21,000,000	21,404,250
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	7,500,000	7,929,525	(a)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,613,050	(a)(b)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	21,125,400

Total Industrial Revenue				104,016,779

Leasing - 0.6%
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1	5.000%	7/15/43	2,500,000	2,858,625
New York State Urban Development Corp. Revenue, State Facilities, Refunding	5.700%	4/1/20	670,000	691,172

Total Leasing				3,549,797

Local General Obligation - 0.2%
County of Nassau, NY, GO, General Improvement Bonds, Series B	5.000%	7/1/45	1,000,000	1,198,460

Other - 2.1%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project, Refunding	5.000%	8/1/40	1,000,000	1,132,320
New York City, NY, TFA, Building Aid Revenue, Series S-1	5.000%	7/15/43	9,000,000	10,841,130

Total Other				11,973,450

Power - 2.7%
Long Island Power Authority, NY, Electric System Revenue, Series B, Refunding	5.000%	9/1/46	7,000,000	8,171,730
Main Street Natural Gas Inc., GA, Gas Project Revenue, Subordinated, Series E, LIQ - Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.570%)	2.470%	12/1/23	4,350,000	4,314,243	(c)(d)

See Notes to Schedule of Investments.

3

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	$1,000,000	$785,000	*(e)
Series A	5.050%	7/1/42	230,000	180,550	*(e)
Series XX	5.250%	7/1/40	2,000,000	1,575,000	*(e)

Total Power				15,026,523

Pre-Refunded/Escrowed to Maturity - 8.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,000,000	20,547,800	(f)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, New School University	5.500%	7/1/40	24,000,000	25,029,840	(f)
Non-State Supported Debt, NYU Hospitals Center, Series A	6.000%	7/1/40	4,000,000	4,191,400	(f)

Total Pre-Refunded/Escrowed to Maturity				49,769,040

Special Tax Obligation - 22.1%
New York City, NY, TFA Future Tax Secured Revenue, Series C	4.000%	11/1/42	15,000,000	16,640,700
New York City, NY, TFA Revenue:
Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,656,240
Future Tax Secured, Series A-1	5.000%	5/1/38	25,000,000	25,064,500
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,538,517
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/37	3,000,000	1,692,630
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/39	5,825,000	3,021,486
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/40	7,000,000	3,480,470
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/42	10,815,000	4,959,326
New York State Dormitory Authority Revenue, BID Group 3, Series A	5.000%	3/15/42	9,000,000	10,785,060
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series C, Refunding	5.000%	3/15/39	9,500,000	11,506,875
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3 Bonds, Series B, Refunding	5.000%	2/15/43	7,500,000	8,914,275
Bidding Group 4 Bonds, Series A, Refunding	5.000%	3/15/46	3,000,000	3,630,540
General Purpose Bonds, Series A, Refunding	5.000%	12/15/26	13,700,000	15,351,261	(g)

See Notes to Schedule of Investments.

4

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	5.000%	3/15/42	$7,030,000	$8,380,744
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	3,585,000	3,629,812
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,750,000	1,728,125
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	800,000	800,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	2,500,000	2,498,100

Total Special Tax Obligation				125,278,661

Transportation - 20.4%
MTA Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,656,350
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	10,000,000	11,839,800
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,779,650
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	2,500,000	2,991,650	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/34	4,000,000	4,733,880	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,500,000	12,629,300	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	9,500,000	9,956,950
Consolidated Series 189, Refunding	5.000%	5/1/45	5,000,000	5,786,000
Series 193, Refunding	5.000%	10/15/32	9,220,000	10,836,450	(a)
Series 193, Refunding	5.000%	10/15/33	10,530,000	12,339,265	(a)
Series 193, Refunding	5.000%	10/15/35	6,665,000	7,764,325	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A	0.000%	11/15/29	16,235,000	12,628,720
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	5,000,000	6,048,700
MTA Bridges & Tunnels, Series A	5.000%	11/15/49	7,900,000	9,646,453

Total Transportation				115,637,493

See Notes to Schedule of Investments.

5

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 7.7%
Buffalo, NY, Municipal Water Finance Authority Revenue:
Series A, Refunding	5.000%	7/1/28	$1,000,000	$1,185,930
Series A, Refunding	5.000%	7/1/29	250,000	294,920
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series AA, Refunding	5.000%	6/15/40	4,000,000	4,965,800	(h)
Second General Resolution, Series FF, Refunding	5.000%	6/15/40	13,000,000	15,734,680
Series DD	5.000%	6/15/47	5,000,000	5,900,850
Subordinate, Subseries FF-2, Refunding	4.000%	6/15/41	5,000,000	5,582,850
Subordinated, Series BB-1	5.000%	6/15/46	5,500,000	6,505,400
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	815,000	824,169
Western Nassau County, NY, Water Authority Revenue:
Water Revenue, Series A	5.000%	4/1/40	1,040,000	1,189,074
Water Revenue, Series A	5.000%	4/1/45	1,250,000	1,423,587

Total Water & Sewer				43,607,260

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $523,203,852)				561,305,606

SHORT-TERM INVESTMENTS - 0.7%
MUNICIPAL BONDS - 0.7%
Housing - 0.2%
New York State HFA Revenue:
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.900%	11/1/41	200,000	200,000	(i)(j)
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.950%	11/1/41	790,000	790,000	(a)(i)(j)

Total Housing				990,000

Power - 0.1%
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.930%	11/1/39	600,000	600,000	(a)(i)(j)

See Notes to Schedule of Investments.

6

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 0.1%
New York City, NY, TFA Future Tax Secured Revenue, Subordinated Series 2A, SPA - Dexia Credit Local	1.950%	11/1/22	$200,000	$200,000	(i)(j)
New York City, NY, TFA Revenue, Future Tax Secured, Subordinated Series A4, SPA - JPMorgan Chase & Co.	1.950%	8/1/45	100,000	100,000	(i)(j)

Total Special Tax Obligation				300,000

State General Obligation - 0.3%
New York City, NY, GO:
Subordinate Series G-6, LOC - Mizuho Bank Ltd.	1.980%	4/1/42	1,150,000	1,150,000	(i)(j)
Subseries H-5, LOC - Dexia Credit Local	1.950%	3/1/34	500,000	500,000	(i)(j)
Subseries J-6, LOC - Landesbank Hessen - Thuringen	1.980%	8/1/24	200,000	200,000	(i)(j)

Total State General Obligation				1,850,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,740,000)				3,740,000

TOTAL INVESTMENTS - 99.8% (Cost - $526,943,852)				565,045,606
Other Assets in Excess of Liabilities - 0.2%				1,154,018

TOTAL NET ASSETS - 100.0%				$566,199,624

See Notes to Schedule of Investments.

7

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on these securities is currently in default as of June 30, 2019.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

8

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	52	9/19	$8,908,566	$9,233,250	$(324,684)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

10

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$561,305,606	—	$561,305,606
Short-Term Investments†	—	3,740,000	—	3,740,000

Total Investments	—	$565,045,606	—	$565,045,606

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$324,684	—	—	$324,684

†	See Schedule of Investments for additional detailed categorizations.

12

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.0%
Education - 10.4%
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College, Refunding	5.000%	11/1/47	$2,000,000	$2,362,740
Pennsylvania State Higher EFA Revenue:
Drexel University, Refunding	5.000%	5/1/41	3,750,000	4,354,125
Drexel University, Series A	5.000%	5/1/31	590,000	623,016
La Salle University	5.000%	5/1/29	1,500,000	1,610,610
La Salle University	5.000%	5/1/37	1,700,000	1,787,159
La Salle University	5.000%	5/1/42	2,000,000	2,094,280
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,000,000	1,203,660	(a)
Pennsylvania State University, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,668,130
Philadelphia, PA, Authority for IDR, Performing Arts Charter School Project	6.000%	6/15/23	530,000	543,960	(b)
Philadelphia, PA, Authority for IDR Revenue, Discovery Charter School Project	5.875%	4/1/32	450,000	461,228

Total Education				18,708,908

Health Care - 20.6%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/24	1,000,000	1,209,750
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/26	2,250,000	2,881,598
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	560,310
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	669,720
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Ministries Project	5.000%	1/1/29	645,000	720,549
Diakon Lutheran Social Ministries Project	5.000%	1/1/39	2,000,000	2,284,120
Lancaster County, PA, Hospital Authority Revenue, Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	3,000,000	3,206,370
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	7/1/41	1,000,000	1,146,440
Montgomery County, PA, IDA, Health Facilities Revenue, Jefferson Health System, Series A	5.000%	10/1/41	6,000,000	6,408,120

See Notes to Schedule of Investments.

1

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities	5.000%	11/15/24	$3,250,000	$3,544,937
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/47	3,500,000	4,101,895
UPMC, Series E	5.000%	5/15/31	8,000,000	8,232,400
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	2,138,955

Total Health Care				37,105,164

Industrial Revenue - 2.1%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp., Refunding	6.750%	11/1/24	2,000,000	2,025,860
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,193,230
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	500,000	500,000	(c)(d)(e)

Total Industrial Revenue				3,719,090

Leasing - 2.7%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series A, AMBAC	5.500%	8/1/28	1,000,000	1,276,880
Philadelphia, PA, Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/37	2,000,000	2,385,440
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	250,000	295,210
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	877,740

Total Leasing				4,835,270

Local General Obligation - 13.1%
Dover, PA, Area School District, GO:
BAM	5.000%	4/1/36	1,000,000	1,166,650
BAM	5.000%	4/1/37	875,000	1,017,415
BAM	5.000%	4/1/38	1,000,000	1,160,120
BAM	5.000%	4/1/39	575,000	665,735

See Notes to Schedule of Investments.

2

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	$4,000,000	$4,581,120
Lackawanna County, PA, GO, Series B, AGC	5.875%	9/15/30	4,375,000	4,415,381
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	5,000,000	5,851,300
North Allegheny, PA, School District, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	1,111,650
Wilkes-Barre Area School District, GO	4.000%	4/15/49	2,250,000	2,408,895
York County, PA, GO, Refunding	5.000%	3/1/36	1,000,000	1,209,780

Total Local General Obligation				23,588,046

Power - 2.9%
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance, Refunding	5.000%	8/1/31	1,250,000	1,452,000
1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,908,475
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	300,000	235,500	*(f)
Series A	5.050%	7/1/42	70,000	54,950	*(f)
Series XX	5.250%	7/1/40	630,000	496,125	*(f)

Total Power				5,147,050

Pre-Refunded/Escrowed to Maturity - 12.9%
Chester County, PA, HEFA Revenue, Jefferson Health System	5.000%	5/15/40	1,965,000	2,027,801	(g)
Pennsylvania State Higher EFA Revenue:
Drexel University, Series A	5.000%	5/1/31	9,410,000	10,028,802	(g)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,185,420	(g)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.250%	12/1/41	1,520,000	1,663,731	(g)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series B, NATL	7.000%	5/15/20	50,000	52,415	(h)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East, Series A	5.000%	11/15/40	3,745,000	3,932,400	(g)
Washington County, PA, IDA, College Revenue, Washington and Jefferson College	5.000%	11/1/36	3,200,000	3,299,072	(g)

Total Pre-Refunded/Escrowed to Maturity				23,189,641

Solid Waste/Resource Recovery - 0.1%
Delaware County, PA, IDA Revenue, Resources Recovery Facility, Series A, Refunding	6.200%	7/1/19	210,000	210,000

See Notes to Schedule of Investments.

3

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 1.8%
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	$2,000,000	$2,371,300
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	150,000	151,875
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	385,000	380,188
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	150,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	100,000	99,924

Total Special Tax Obligation				3,153,287

State General Obligation - 3.0%
Pennsylvania State, GO, Refunding	5.000%	7/15/30	4,250,000	5,414,415

Transportation - 15.3%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Refunding, Port District Project	5.000%	1/1/25	2,215,000	2,451,074
Delaware River, PA, Joint Toll Bridge Commission Revenue, Bridge System Revenue Bonds	5.000%	7/1/42	2,000,000	2,366,680
Delaware River, PA, Port Authority Revenue, Series A	5.000%	1/1/36	3,000,000	3,702,930
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/43	3,000,000	3,590,880
Subordinated, Series B	5.250%	12/1/41	2,480,000	2,641,225
Subordinated, Series B, Refunding	5.000%	6/1/39	2,250,000	2,566,170
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,749,097	(c)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,472,200	(c)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority:
Parking System Revenue	5.000%	12/15/33	615,000	726,389
Parking System Revenue	5.000%	12/15/34	1,000,000	1,176,110
Parking System Revenue	5.000%	12/15/36	1,000,000	1,170,290

Total Transportation				27,613,045

Water & Sewer - 14.1%
Capital Region Water, PA, Water Revenue, Series A, BAM, Refunding	5.000%	7/15/29	250,000	300,867
Delaware County, PA, Regional Water Quality Control Authority Revenue	5.000%	11/1/46	5,000,000	5,857,550

See Notes to Schedule of Investments.

4

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Erie, PA, Water Authority Revenue, Refunding	5.000%	12/1/43	$2,250,000	$2,609,505
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	3,985,025
Series A	5.000%	7/1/45	2,000,000	2,244,420
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	255,000	257,869
Westmoreland County, PA, Municipal Authority Revenue:
Capital Appreciation, Series B, AGM	0.000%	8/15/30	8,830,000	6,710,535
Refunding, BAM	5.000%	8/15/42	3,000,000	3,448,440

Total Water & Sewer				25,414,211

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $168,541,048)				178,098,127

SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
Education - 0.2%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.900%	5/1/31	300,000	300,000	(i)(j)

Health Care - 0.2%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	1.920%	3/1/48	460,000	460,000	(i)(j)

Water & Sewer - 0.2%
North Huntingdon Township, PA, Municipal Authority Revenue, Variable Rate Demand, Series 2011	1.900%	4/1/20	405,000	405,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,165,000)				1,165,000

TOTAL INVESTMENTS - 99.6% (Cost - $169,706,048)				179,263,127
Other Assets in Excess of Liabilities - 0.4%				687,452

TOTAL NET ASSETS - 100.0%				$179,950,579

See Notes to Schedule of Investments.

5

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The coupon payment on these securities is currently in default as of June 30, 2019.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
EFA	— Educational Facilities Authority
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
UPMC	— University of Pittsburgh Medical Center

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	17	9/19	$2,912,416	$3,018,563	$(106,147)

See Notes to Schedule of Investments.

6

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

8

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$178,098,127	—	$178,098,127
Short-Term Investments†	—	1,165,000	—	1,165,000

Total Investments	—	$179,263,127	—	$179,263,127

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$106,147	—	—	$106,147

†	See Schedule of Investments for additional detailed categorizations.

10